SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION	12 Months Ended
Dec. 31, 2023
Real Estate And Accumulated Depreciation Disclosure 1 [Abstract]
SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
SCHEDULE III – SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
The table below presents the partnership’s number of commercial properties, the related fair value, debt obligations, weighted average year of acquisition and weighted average year of construction by asset class as of December 31, 2023.

	Dec. 31, 2023
	Number of properties	Fair value(1)	Debt(2)	Weighted average year of acquisition(3)	Weighted average year of construction(3)
(US$ millions, except where noted)

Office	63	$19,776	$13,513	2006	1996
Retail	53	19,353	12,610	2018	1976
Opportunistic Office	296	19,861	14,004	2020	1986
Opportunistic Retail	16	1,719	826	2015	1977
Logistics	61	1,956	996	2022	2003
Multifamily	21	2,583	1,965	2020	1992
Self-storage	20	110	61	2022	1997
Alternatives	1	75	195	2022	1960
Student Housing	41	1,860	1,268	2021	2012
Manufactured Housing	175	3,742	2,302	2018	1974
Mixed-use	7	3,196	1,859	2016	2010
Secondaries	67	1,745	943	2022	1988
Single Family Rental	83	48	1	2023	2023
Triple Net Lease	8	233	92	2023	2023
Total	912	$76,257	$50,635	2016	1988
(1)Excludes right-of-use assets, development properties and land/parking lots with a fair value of $6,658 million.
(2)Excludes debt related to development properties and land in the amount of $1,662 million, unsecured and corporate facilities of $8,935 million, debt on hospitality assets of $7,824 million and deferred financing costs of $344 million.
(3)Weighted against the fair value of the properties at December 31, 2023.